Financial Risk Management - Summary of Aging Analysis Impairment of Trade Receivables and Contract Assets (Detail) - SEK (kr) kr in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss and reversal of impairment loss [line items]
Trade receivables and contract assets, excluding associated companies and joint ventures	kr 64,502
Allowances for impairment	(3,335)	kr (1,403)
Of which neither impaired nor past due [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Trade receivables and contract assets, excluding associated companies and joint ventures	54,474
Of which impaired, not past due [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Trade receivables and contract assets, excluding associated companies and joint ventures	15
Allowances for impairment	(15)
Of which past due in the following time intervals less than 90 days [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Trade receivables and contract assets, excluding associated companies and joint ventures	2,924
Of which past due in the following time intervals 90 days or more [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Trade receivables and contract assets, excluding associated companies and joint ventures	3,769
Of which past due and impaired in the following time intervals less than 90 days [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Trade receivables and contract assets, excluding associated companies and joint ventures	220
Allowances for impairment	(220)
Of which past due and impaired in the following time intervals 90 days or more [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Trade receivables and contract assets, excluding associated companies and joint ventures	3,100
Allowances for impairment	kr (3,100)